Affiliated Companies And Other Equity-Method Investees (Summary Of Aggregate Carrying Amount And Fair Value Of Investments In Affiliated Companies And Other Equity-Method Investees) (Details) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2012	Mar. 31, 2011
Affiliated Companies And Other Equity-Method Investees [Abstract]
Carrying amount	¥ 172,647	¥ 182,109
Fair value	¥ 208,827	¥ 198,439